SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 001 - USD ($)	6 Months Ended	12 Months Ended
	Jun. 15, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Concentration threshold, percentage		10.00%
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Accounting Policy [Line Items]
Percentage of plan net assets available for benefits		24.00%	25.00%
Investment amount		$ 65,300,000	$ 63,300,000
Sleep Number Corporation common stock
EBP, Accounting Policy [Line Items]
Percentage of plan net assets available for benefits		1.00%	1.00%
Common stock purchased		$ 2,600,000
Common stock sold		$ 800,000
Number of shares (in shares)		423,865	303,939
Common stock, cost basis		$ 9,980,612	$ 11,240,967
Percent increase (decrease) in stock price		(44.00%)
Sleep Number Corporation common stock | Subsequent Event
EBP, Accounting Policy [Line Items]
Percent increase (decrease) in stock price	(95.00%)
Increase (decrease) in fair value	$ 3,400,000